Segment Reporting	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Segment Reporting

Note 39 – Segment Reporting

The Corporation's corporate structure consists of two reportable segments – Banco Popular de Puerto Rico and Banco Popular North America.

On September 30, 2010, the Corporation completed the sale of a 51% ownership interest in EVERTEC, which included the merchant acquiring business of BPPR. EVERTEC was reported as a reportable segment prior to such date, while the merchant acquiring business was originally included in the BPPR reportable segment through June 30, 2010. As a result of the sale, the Corporation no longer presents EVERTEC as a reportable segment and therefore, historical financial information for the processing and merchant acquiring businesses was reclassified under the Corporate group for all periods presented. Additionally, the Corporation retained Tarjetas y Transacciones en Red Tranred, C.A. (“TRANRED”) (formerly EVERTEC DE VENEZUELA, C.A). and its equity investments in CONTADO and Serfinsa, which were included in the EVERTEC reportable segment through June 30, 2010. As indicated in Note 25 to the consolidated financial statements, the Corporation sold its equity investments in CONTADO and Serfinsa during 2011. In 2011, the Corporation recorded $ 4.3 million in operating expenses because of the write-off of its investment in TRANRED as the Corporation determined to wind-down these operations. The results for TRANRED and the equity investments are included in the Corporate group for all periods presented. Revenue from the 49% ownership interest in EVERTEC is reported as non-interest income in the Corporate group.

Management determined the reportable segments based on the internal reporting used to evaluate performance and to assess where to allocate resources. The segments were determined based on the organizational structure, which focuses primarily on the markets the segments serve, as well as on the products and services offered by the segments.

Banco Popular de Puerto Rico:

Given that Banco Popular de Puerto Rico constitutes a significant portion of the Corporation's results of operations and total assets at December 31, 2011, additional disclosures are provided for the business areas included in this reportable segment, as described below:

  Commercial banking represents the Corporation's banking operations conducted at BPPR, which are targeted mainly to corporate, small and middle size businesses. It includes aspects of the lending and depository businesses, as well as other finance and advisory services. BPPR allocates funds across business areas based on duration matched transfer pricing at market rates. This area also incorporates income related with the investment of excess funds, as well as a proportionate share of the investment function of BPPR.
  Consumer and retail banking represents the branch banking operations of BPPR which focus on retail clients. It includes the consumer lending business operations of BPPR, as well as the lending operations of Popular Auto and Popular Mortgage. Popular Auto focuses on auto and lease financing, while Popular Mortgage focuses principally in residential mortgage loan originations. The consumer and retail banking area also incorporates income related with the investment of excess funds from the branch network, as well as a proportionate share of the investment function of BPPR.
  Other financial services include the trust and asset management service units of BPPR, the brokerage and investment banking operations of Popular Securities, and the insurance agency and reinsurance businesses of Popular Insurance, Popular Insurance V.I., Popular Risk Services, and Popular Life Re. Most of the services that are provided by these subsidiaries generate profits based on fee income.

Banco Popular North America:

Banco Popular North America's reportable segment consists of the banking operations of BPNA, E-LOAN, Popular Equipment Finance, Inc. and Popular Insurance Agency, U.S.A. BPNA operates through a retail branch network in the U.S. mainland, while E-LOAN supports BPNA's deposit gathering through its online platform. All direct lending activities at E-LOAN were ceased during the fourth quarter of 2008. Popular Equipment Finance, Inc. also holds a running-off loan portfolio as this subsidiary ceased originating loans during 2009. Popular Insurance Agency, U.S.A. offers investment and insurance services across the BPNA branch network.

The Corporate group consists primarily of the holding companies: Popular, Inc., Popular North America and Popular International Bank. Also, as discussed previously, it includes the results of EVERTEC for all periods presented. The Corporate group also includes the expenses of certain corporate areas that are identified as critical to the organization: Finance, Risk Management and Legal.

The accounting policies of the individual operating segments are the same as those of the Corporation. Transactions between reportable segments are primarily conducted at market rates, resulting in profits that are eliminated for reporting consolidated results of operations.

The tables that follow present the results of operations and total assets by reportable segments:

December 31, 2011
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,240,700	$295,602	$-
Provision for loan losses	487,238	88,482	-
Non-interest income	488,459	74,896	-
Amortization of intangibles	6,933	2,721	-
Depreciation expense	37,180	7,665	-
Loss on early extinguishment of debt	693	-	-
Other operating expenses	845,821	237,967	-
Income tax expense	119,819	3,745	-
Net income	$231,475	$29,918	$-
Segment assets	$28,423,064	$8,581,209	$(26,447)

December 31, 2011
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (loss)	$1,536,302	$(105,267)	$957	$1,431,992
Provision for loan losses	575,720	-	-	575,720
Non-interest income	563,355	66,473	(69,551)	560,277
Amortization of intangibles	9,654	-	-	9,654
Depreciation expense	44,845	1,601	-	46,446
Loss on early extinguishment of debt	693	8,000	-	8,693
Other operating expenses	1,083,788	71,586	(69,870)	1,085,504
Income tax expense (benefit)	123,564	(9,145)	508	114,927
Net income (loss)	$261,393	$(110,836)	$768	$151,325
Segment assets	$36,977,826	$5,348,638	$(4,978,032)	$37,348,432

December 31, 2010
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,095,932	$309,985	$-
Provision for loan losses	609,630	402,250	-
Non-interest income	448,301	54,570	-
Amortization of intangibles	5,449	3,181	-
Depreciation expense	38,364	9,109	-
Loss on early extinguishment of debt	1,171	21,866	-
Other operating expenses	815,947	264,110	-
Income tax expense	27,120	4,318	-
Net income (loss)	$46,552	$(340,279)	$-
Segment assets	$29,429,358	$8,973,984	$(28,662)

December 31, 2010
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (loss)	$1,405,917	$(111,747)	$695	$1,294,865
Provision for loan losses	1,011,880	-	-	1,011,880
Non-interest income	502,871	912,555	(127,233)	1,288,193
Amortization of intangibles	8,630	543	-	9,173
Depreciation expense	47,473	11,388	-	58,861
Loss on early extinguishment of debt	23,037	15,750	-	38,787
Other operating expenses	1,080,057	263,270	(124,601)	1,218,726
Income tax expense	31,438	76,995	(203)	108,230
Net (loss) income	$(293,727)	$432,862	$(1,734)	$137,401
Segment assets	$38,374,680	$5,583,501	$(5,143,183)	$38,814,998

December 31, 2009
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$866,589	$315,469	$-
Provision for loan losses	623,532	782,275	-
Non-interest income	666,779	30,231	-
Amortization of intangibles	5,031	3,641	-
Depreciation expense	37,680	10,811	(22)
Loss on early extinguishment of debt	1,959	-	-
Other operating expenses	708,207	299,726	(3)
Income tax benefit	(1,308)	(24,896)	11
Net income (loss)	$158,267	$(725,857)	$14
Segment assets	$23,611,755	$10,846,748	$(40,150)

December 31, 2009
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (loss)	$1,182,058	$(81,817)	$1,012	$1,101,253
Provision for loan losses	1,405,807	-	-	1,405,807
Non-interest income	697,010	337,182	(137,691)	896,501
Amortization of intangibles	8,672	810	-	9,482
Depreciation expense	48,469	15,982	-	64,451
Loss (gain) on early extinguishment of debt	1,959	(78,337)	(1,922)	(78,300)
Other operating expenses	1,007,930	281,938	(131,305)	1,158,563
Income tax (benefit) expense	(26,193)	17,295	596	(8,302)
Net (loss) income	$(567,576)	$17,677	$(4,048)	$(553,947)
Segment assets	$34,418,353	$5,546,045	$(5,228,073)	$34,736,325

Additional disclosures with respect to the Banco Popular de Puerto Rico reportable segment are as follows:

December 31, 2011
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$501,946	$727,050	$11,600	$104	$1,240,700
Provision for loan losses	356,905	130,333	-	-	487,238
Non-interest income	173,764	209,100	105,632	(37)	488,459
Amortization of intangibles	103	6,175	655	-	6,933
Depreciation expense	16,928	19,297	955	-	37,180
Loss on early extinguishment of debt	693	-	-	-	693
Other operating expenses	257,830	523,423	64,759	(191)	845,821
Income tax expense	38,332	67,678	13,707	102	119,819
Net income	$4,919	$189,244	$37,156	$156	$231,475
Segment assets	$13,643,862	$20,035,526	$1,225,247	$(6,481,571)	$28,423,064

December 31, 2010
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$443,242	$643,076	$9,392	$222	$1,095,932
Provision for loan losses	464,214	145,416	-	-	609,630
Non-interest income	133,674	211,242	103,552	(167)	448,301
Amortization of intangibles	558	4,313	578	-	5,449
Depreciation expense	16,760	20,464	1,140	-	38,364
Loss on early extinguishment of debt	1,171	-	-	-	1,171
Other operating expenses	272,755	477,859	65,619	(286)	815,947
Income tax (benefit) expense	(68,791)	79,206	16,575	130	27,120
Net (loss) income	$(109,751)	$127,060	$29,032	$211	$46,552
Segment assets	$15,625,030	$21,483,403	$462,771	$(8,141,846)	$29,429,358

December 31, 2009
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$299,668	$554,677	$11,716	$528	$866,589
Provision for loan losses	427,501	196,031	-	-	623,532
Non-interest income	159,242	407,527	100,698	(688)	666,779
Amortization of intangibles	162	4,177	692	-	5,031
Depreciation expense	16,187	20,237	1,256	-	37,680
Loss on early extinguishment of debt	1,959	-	-	-	1,959
Other operating expenses	211,933	434,337	62,211	(274)	708,207
Income tax (benefit) expense	(105,470)	87,281	16,831	50	(1,308)
Net (loss) income	$(93,362)	$220,141	$31,424	$64	$158,267
Segment assets	$9,679,767	$17,285,538	$467,645	$(3,821,195)	$23,611,755

Additional disclosures with respect to the Banco Popular North America reportable segments are as follows:

December 31, 2011
Banco Popular North America
	Banco Popular			Total Banco Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$294,224	$1,378	$-	$295,602
Provision for loan losses	61,753	26,729	-	88,482
Non-interest income	69,269	5,627	-	74,896
Amortization of intangibles	2,721	-	-	2,721
Depreciation expense	7,665	-	-	7,665
Other operating expenses	229,998	7,969	-	237,967
Income tax expense	3,745	-	-	3,745
Net income (loss)	$57,611	$(27,693)	$-	$29,918
Segment assets	$9,289,507	$418,436	$(1,126,734)	$8,581,209

December 31, 2010
Banco Popular North America
				Total Banco
	Banco Popular			Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$305,893	$4,148	$(56)	$309,985
Provision for loan losses	400,077	2,173	-	402,250
Non-interest income (loss)	73,032	(18,462)	-	54,570
Amortization of intangibles	3,181	-	-	3,181
Depreciation expense	8,539	570	-	9,109
Loss on early extinguishment of debt	21,866	-	-	21,866
Other operating expenses	256,855	7,255	-	264,110
Income tax expense	1,589	2,729	-	4,318
Net loss	$(313,182)	$(27,041)	$(56)	$(340,279)
Segment assets	$9,632,188	$490,845	$(1,149,049)	$8,973,984

December 31, 2009
Banco Popular North America
				Total Banco
	Banco Popular			Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$303,700	$10,593	$1,176	$315,469
Provision for loan losses	641,668	140,607	-	782,275
Non-interest income (loss)	70,059	(39,706)	(122)	30,231
Amortization of intangibles	3,641	-	-	3,641
Depreciation expense	9,627	1,184	-	10,811
Other operating expenses	283,113	16,610	3	299,726
Income tax benefit	(7,665)	(17,231)	-	(24,896)
Net loss	$(556,625)	$(170,283)	$1,051	$(725,857)
Segment assets	$11,478,201	$560,885	$(1,192,338)	$10,846,748

Geographic Information

(In thousands)	2011	2010	2009
Revenues:[1]
Puerto Rico	$1,551,518	$2,138,629	$1,566,081
United States	347,460	339,664	306,667
Other	93,291	104,765	125,006
Total consolidated revenues from continuing operations	$1,992,269	$2,583,058	$1,997,754

[1] Total revenues include net interest income, service charges on deposit accounts, other service fees, net gain on sale and valuation adjustments of investment securities, trading account profit, net gain on sale of loans and valuation adjustments on loans held-for-sale, adjustments to indemnity reserves on loans sold, FDIC loss share income, fair value change in equity appreciation instrument, gain on sale of processing and technology business and other operating income.

Selected Balance Sheet Information
(In thousands)	2011	2010	2009
Puerto Rico
Total assets	$27,410,644	$28,556,279	$22,480,832
Loans	18,594,751	18,729,654	14,176,793
Deposits	20,696,606	19,149,753	16,634,123
United States
Total assets	$8,708,709	$9,087,737	$11,033,114
Loans	5,845,359	6,978,007	8,825,559
Deposits	6,151,959	6,566,710	8,242,604
Other
Total assets	$1,229,079	$1,170,982	$1,222,379
Loans	874,282	751,194	801,557
Deposits [1]	1,093,562	1,045,737	1,048,167
[1] Represents deposits from BPPR operations located in the US and British Virgin Islands.